CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Cash dividends, per share (in dollars per share)	$ 0.99	$ 0.84
Common stock issued to ESOP, shares (in shares)	18,522	0
Shares acquired for treasury (in shares)		34,194